REPOSITIONING AND OTHER CHARGES - Repositioning Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Beginning balance	$ 309	$ 411	$ 601
Charges	342	420	331
Usage—cash	(294)	(275)	(382)
Usage—noncash	(36)	(183)	(119)
Divestitures	(9)	0	0
Adjustments	(56)	(56)	(13)
Foreign currency translation	23	(8)	(7)
Ending balance	279	309	411
Severance
Restructuring Reserve [Roll Forward]
Beginning balance	235	289	527
Charges	162	122	80
Usage—cash	(173)	(135)	(299)
Usage—noncash	0	0	0
Divestitures	0	0	0
Adjustments	(42)	(42)	(14)
Foreign currency translation	6	1	(5)
Ending balance	188	235	289
Asset impairments
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0
Charges	41	176	117
Usage—cash	0	0	0
Usage—noncash	(36)	(168)	(119)
Divestitures	(4)	0	0
Adjustments	(1)	(8)	2
Foreign currency translation	0	0	0
Ending balance	0	0	0
Exit costs
Restructuring Reserve [Roll Forward]
Beginning balance	74	122	74
Charges	139	122	134
Usage—cash	(121)	(140)	(83)
Usage—noncash	0	(15)	0
Divestitures	(5)	0	0
Adjustments	(13)	(6)	(1)
Foreign currency translation	17	(9)	(2)
Ending balance	$ 91	$ 74	$ 122